Capitalized Internal Use Software (Tables)	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
Summary of Capitalized Internal Use Software and Accumulated Amortization
Capitalized internal use software and accumulated amortization were as follows:

	December 31,
	2022	2021
Gross carrying amount	$7,718	$6,611
Accumulated amortization	(3,830)	(1,534)

Capitalized internal-use software, net	$3,888	$5,077